Class K [Member] Investment Objectives and Goals - Class K - BlackRock Floating Rate Income Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Floating Rate Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the BlackRock Floating Rate Income Portfolio (the “Floating Rate Income Portfolio”or the “Fund”) is to seek to provide high current income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.